Impairment Test - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment test [line items]
Impairment losses	$ 62,000,000	$ 0
Weighted average capital cost percentage	8.10%	8.60%
Monitoring sensoring and radars CGU [member]
Impairment test [line items]
Impairment losses	$ 8,700,000
Legacy 650 [member]
Impairment test [line items]
Impairment losses	$ 50,500,000